PRINCIPAL ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Sep. 20, 2013 EUR (€)
Foreign currency translation
Cash, cash equivalents, and restricted cash	¥ 4,136,500,000			¥ 1,721,100,000
Available-for-sale investment
Provision for other receivables	(11,666,061)		$ (1,680,262)	21,923,756
Proceeds from Sale and Maturity of Available-for-sale Securities	11,636,130
Due to related parties		[1]		2,156,500,000	[1]			€ 2,948,489
Short-term and long-term advances to suppliers
Provision for advance to suppliers	¥ 799,899		$ 115,209			2,694,857
Project assets
Project assets, useful life	20 years		20 years
Revenue recognition
Return percentage, minimum	5.00%		5.00%
Retainage	¥ 144,875,453			156,158,834
Retain percentage, maximum	10.00%		10.00%
Cost of revenue
Cost of electricity sales	¥ 600,000			0		0
Warranty cost
Product defect, minimum warranty	5 years		5 years
Product defect, maximum warranty	10 years		10 years
Product decline, minimum warranty	10 years		10 years
Product decline, maximum warranty	25 years		25 years
Warranty cost expenses	¥ 257,464,846			149,304,487		92,255,203
Utilization of warranty accruals	¥ 11,957,359			18,244,745		402,425
Product decline, minimum percentage	10.00%		10.00%
Product decline, maximum percentage	20.00%		20.00%
Fair Value Inputs, Expected Failure Rate	1.00%						1.00%
Shipping and handling
Shipping and handling costs	¥ 831,693,851			542,857,593		353,352,484
Government grants
Subsidy income	168,646,557		$ 24,290,157	101,873,574		48,829,618
Government grants related to assets	0			0		92,440,000
Disclosure of Other Reserve Information [Abstract]
Appropriation to statutory reserves
Convenience translation
Exchange rate	6.9430						6.9430
Recent accounting pronouncements
Current deferred tax assets	¥ 130,675,655			79,100,567			$ 18,821,209
Current deferred tax liabilities	17,074,064			9,266,399			$ 2,459,177
Standard and Extended Product Warranty Accrual	92,083,351
Contract Retainage Receivable, Additions	19,809,181			35,682,215		69,588,365
Contract Retainage Revenue	31,092,562			73,766,543		44,975,763
Project Assets Of Discontinued Operations [Member]
Interest Capitalization
Interest capitalized	58,624,205			66,896,537		0
Construction Projects Of Continuing Operation [Member]
Interest Capitalization
Interest capitalized	8,915,817			7,381,757		4,103,426
Statutory reserves [Member]
Disclosure of Other Reserve Information [Abstract]
Appropriation to statutory reserves	¥ 115,487,297			¥ 99,858,201		¥ 66,975,887
Land use rights [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	50 years		50 years
Intangible asset, useful life, maximum	70 years		70 years
Land use rights [Member] | Manufacturing [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	50 years		50 years
Intangible asset, useful life, maximum	70 years		70 years
Purchased software and trademark registration fees [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	5 years		5 years
Intangible asset, useful life, maximum	10 years		10 years
Building [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	20 years		20 years
Machinery and Equipment [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	10 years		10 years
Furniture and Fixtures [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	3 years		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	5 years		5 years
Vehicles [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	4 years		4 years
Vehicles [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	5 years		5 years
Solar power projects [Member] | Minimum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Lease term	20 years		20 years
Solar power projects [Member] | Maximum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Lease term	50 years		50 years
Bond [Member]
Available-for-sale investment
Convertible debt, conversion rate	1		1
Stated interest rate								5.00%

[1]	In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank. After the disposition of the Group’s downstream solar projects business, China Development Bank is no longer of the Group’s related party.